Schedule of share capital (Details) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025
100,000,000 (December 31, 2025: 100,000,000) ordinary shares	$ 67,018	$ 67,018
10,864,802 (December 31, 2025: 10,864,802) ordinary shares	$ 7,233	$ 7,233